SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

(a)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries and the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation. Results of acquired subsidiaries are consolidated from the date on which control is transferred to the Group and are no longer consolidated from the date that control ceases.

(b)	Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant estimates reflected in the Group’s consolidated financial statements include, but are not limited to, the recoverability of the carrying amount and estimated useful lives of long-lived assets, allowance for accounts receivable and other receivables, realizable values for inventories, valuation allowance of deferred tax assets, purchase price allocation of its acquisitions and share-based compensation expenses. Changes in facts and circumstances may result in revised estimates. Actual results could differ from these estimates.

(c)	Foreign Currency

The functional currency of the Group is the Renminbi (“RMB”) as determined based on the criteria of ASC Topic 830 “Foreign Currency.” The reporting currency of the Group is also the RMB. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.2939 on December 30, 2011 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities less than three months.

(e)	Restricted Cash

Restricted cash consists of cash reserved in an account at a third party agent to repurchase the Company’s ordinary shares from the open market based on the resolution passed by its Board of Directors (Note 18(c)).

(f)	Accounts Receivable

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable is written off after all collection efforts have ceased.

(g)	Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted average method. Costs of raw materials and consumables and packaging materials are based on purchase costs while costs of work-in-progress and finished goods comprise direct materials, direct labor and an allocation of manufacturing overhead costs. The Group provides inventory allowances when conditions indicate that the selling price is less than cost due to physical deterioration, usage, obsolescence and reductions in estimated future demand.

(h)	Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings	8 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture, fixtures and office equipment	3 - 10 years

Repair and maintenance costs are charged to expense when incurred, whereas the costs of renewals and betterment that extend the useful life of property, plant and equipment are capitalized as additions to the related assets. Retirement, sale and disposals of assets are recorded by removing the cost and related accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

Property, plant and equipment that are purchased or constructed which require a period of time before the assets are ready for their intended use are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including installation costs and interest costs. The capitalization of interest costs commences when expenditures for the asset have been made, activities that are necessary to get the asset ready for its intended use are in progress and interest cost is being incurred. The capitalization period ends when the asset is substantially complete and ready for its intended use. Total interest costs incurred were RMB3,326,579 and RMB7,146,932 for the years ended December 31, 2009 and 2010, respectively, out of which nil was capitalized. Total amount of interest costs incurred was RMB3,170,441 (US$ 503,732) for the year ended December 31, 2011, out of which RMB296,940 (US$47,179) was capitalized.

Certain buildings form part of the purchase consideration payable pursuant to an equity purchase agreement and are expected to be transferred to a third party eight years after the acquisition date at their then fair value. Such buildings are therefore depreciated over eight years with a residual value of RMB4,515,000 (US$717,361), which is the estimated fair value of such buildings eight years from the acquisition date (Note 4).

(i)	Land Use Rights and Intangible Assets

A land use right in the PRC represents an exclusive right to occupy, use, develop, lease, transfer and mortgage a piece of land during the contractual term of the land use right. Land use rights are generally paid in one lump sum at the date the right is granted and covers the entire duration period of the land use right. The lump sum advance payments are capitalized as land use right assets and then amortized on a straight-line basis over the respective terms of the rights, which range from 8 to 50 years.

One of the Group’s land use rights forms part of the purchase consideration payable pursuant to an equity purchase agreement and is expected to be transferred to a third party eight years after the acquisition date at its then fair value. Such land use right is therefore amortized over eight years with a residual value of RMB5,821,000 (US$924,864), which is the estimated fair value of such land use right eight years from the acquisition date (Note 4).

Intangible assets represent purchased technical know-how and certain exclusive distribution rights and are stated at the acquisition cost less accumulated amortization. Amortization expense is recognized using the straight-line method over the estimated useful life and is included as a cost of revenue.

Technical know-how includes (i) intangible assets acquired from the acquisition of non-controlling interest in Penglai Nuokang (Note 4) for one of the Group’s major products, (ii) technical know-how acquired from the acquisition of VHK, and (iii) developed new drug technologies purchased from third parties. Developed new drug technologies are recorded as intangible assets only if regulatory approval from the State Food and Drug Administration of China (“SFDA”) has been obtained or when the re-registration of the developed new drug technology with the SFDA by the Group in its name is determined to be reasonably assured or perfunctory. The amortization of such intangible assets will not commence until the technology has been re-registered with the SFDA and hence ready for its intended use. Refundable deposits paid for new drug technologies for which recoverability is reasonably assured are classified as prepayments and other receivables.

Exclusive distribution rights are purchased from third parties.

The estimated useful economic lives of the identifiable long-lived assets acquired are as follows:

Land use rights	8 - 50 years
Technical know-how	9 - 14 years
Exclusive distribution rights	10 years
(j)	Investment

In accordance with ASC subtopic 325-20 (“ASC 325-20”), “Investments-Other: Cost Method Investments”, for investments in an investee over which the Group does not have significant influence, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidences of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Short-term investments include time deposits with financial institutions which have maturities of more than three months but less than one year from the date of deposit. The Group’s short-term investments are classified as held-to-maturity based on positive intent and ability to hold the investments to maturity and stated at amortized cost.

The Group monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investee companies, including current earnings trends and other company-specific information.

(k)	Impairment of Long-lived Assets

The Group evaluates its long-lived assets or asset groups for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the asset or asset group to future undiscounted net cash flows expected to result from the use of such asset or asset group and its eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the asset or asset group, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset or asset group over its fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset, when the market prices are not readily available. No impairment of long-lived assets was recognized for any of the periods presented.

(l)	Fair Value of Financial Instruments

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, short-term investments, bills receivable, other receivables, bank loans, accounts payable, bills payable, income tax payable and other payables, approximate their fair values because of the short maturity of these instruments. The fair value of the long-term payable is determined based on the discounted cash flow model using the discount curve of market interest rates. The share-based compensation liability is initially recognized at fair value on the date of grant and is subsequently remeasured at the end of each reporting period until the initial public offering, which results in the share-based payments being classified as equity awards.

(m)	Revenue Recognition

The Group records revenue when the criteria of ASC 605 “Revenue Recognition” are met. The Group recognizes revenue from the sale of pharmaceutical products when all of the following criteria are met: 1) persuasive evidence of an arrangement exists; 2) delivery has occurred; 3) the sales price is fixed or determinable; and 4) collectability is reasonably assured. More specifically, the Group’s sales arrangements are evidenced by individual sales agreements or purchase orders based on master sales agreements. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of the products, which generally occurs at destination point. The product sales price stated in the sales contract or purchase order is final and not subject to adjustment. The Group’s products are subject to price control by the PRC government. The maximum prices of the products are published by the PRC price administration authorities from time to time. Any changes in product pricing announced by the PRC price administration authorities affect future sales transactions and do not impact sales that have already occurred, including those for which revenues have not yet been collected. There are no general rights of return on delivered products. No price protection is granted to customers. The Group assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Group records revenue upon delivery of the product to its customers.

Revenue is recognized net of all value-added taxes imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

The Group has not offered any significant discounts or rebates to its customers nor does it provide for refunds in its sales contracts with customers.

(n)	Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as shipping and handling costs for products sold.

Upon the Reorganization, Penglai Nuokang is subject to business tax and other surcharges on the revenues earned for technical support and management consulting services provided to Nuokang Distribution, the Group’s VIE, pursuant to the VIE agreements (Note 1). The current applicable rate of business tax is 5%. Such business tax and other surcharges are accrued and charged to cost of revenues as the related technical support and consulting services are received from the VIE. No such business tax or other surcharges were incurred after June 2011, when the VIE agreements, including the exclusive technical support and management consultancy agreement between Penglai Nuokang and Nuokang Distribution, were terminated and 100% equity interest of Nuokang Distribution was acquired by Liaoning Nuokang.

(o)	Research and Development Costs

Research and development costs consist of personnel-related expenses for internal research and development activities or costs incurred for research and development activities performed by third party service providers. Research and development costs are expensed as incurred.

(p)	Advertising Expenditures

Advertising expenditures are expensed as incurred. Advertising expenditures, included in sales, marketing and distribution expenses, amounted to RMB5,913,578, RMB11,213,865 and RMB13,968,858 (US$2,219,428) for the years ended December 31, 2009, 2010 and 2011, respectively.

(q)	Government Grants

Government grants are provided by the relevant PRC municipal government authorities to reward the Group for the business achievements, to subsidize the cost of certain research and development projects, construction of property, plant and equipment or to reimburse the interest expenses for the bank loans borrowed to finance the construction of property, plant and equipment. The amount of such government grants are determined solely at the discretion of the relevant government authorities and there is no assurance that the Group will continue to receive these government grants in the future. Government grants are initially deferred and subsequently recognized in the statement of operations when the Group has complied with the conditions or performance obligations attached to the related government grants, if any, and the grants are no longer refundable. Grants that subsidize the cost of research and development expenses are recorded as a reduction of the related research and development expenses. Grants that subsidize the construction cost of property, plant and equipment are amortized over the life of the related assets, when operational, as a reduction of the related depreciation expense. To the extent the grants that reimburse the interest expenses for the bank loans borrowed to finance the construction of property, plant and equipment are capitalized, the grants are regarded as a reduction of capitalized interests, and are amortized over the life of the related assets, when operational, as a reduction of the related depreciation expense. The non-capitalized grants that reimburse the interest expenses for the bank loans borrowed are recorded as a reduction of interest expenses. Grants that are rewarded to the Group for business achievements are recorded as other income upon receipts when the Group has no requirement to comply with the conditions or performance obligations attached to the related government grants.

(r)	Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Effective January 1, 2007, the Group adopted ASC 740 “Income Taxes.” ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has elected to classify interest and penalties related to an uncertain position, if and when required, as part of “interest expenses” and “other expenses”, respectively, in the consolidated statements of operations. No such amounts have been incurred or accrued through December 31, 2011 by the Group.

(s)	Value-added Tax (“VAT”)

In accordance with the relevant tax laws in the PRC, VAT is levied on the invoiced value of sales and is payable by the purchaser. The Group is required to remit the VAT it collects to the tax authority, but may deduct the VAT it has paid on eligible purchases. The difference between the amounts collected and paid is presented as VAT recoverable or payable balance on the balance sheet.

(t)	Share-based Compensation

Share options granted to employees and non-employees are accounted for under ASC 718 “Compensation-Stock Compensation” and ASC 505-50 “Equity Based Payments to Non-Employees.”

In accordance with ASC 718, the Group determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. The Group has elected to recognize compensation expenses using the straight-line method for share options granted with service conditions that have a graded vesting schedule.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and are adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award. Cancellation of an award not accompanied by the concurrent grant of or an offer to grant a replacement award is accounted for as a repurchase for no consideration. Accordingly, there is no reversal of previously recognized compensation cost, and any previously measured but unrecognized cost is accelerated at the cancellation date.

The binomial option pricing model is applied in determining the fair value of the options granted to employees, while the Black-Scholes pricing model is utilized in determining the fair value of the options granted to non-employees.

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC subtopic 505-50. For the awards granted to non-employees, the Group has recorded expenses equal to the fair value of the share options at the initial public offering date as the measurement date was determined to be the initial public offering date.

(u)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective leases. The Group has no capital lease for any of the periods presented.

(v)	Net Income (Loss) per Share

In accordance with ASC 260 “Earnings Per Share”, basic income (loss) per share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of incremental ordinary shares resulting from the assumed exercise of the share options or the grant of restricted stock units (Note 21), using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted income (loss) per share if their effects would be anti-dilutive.

(w)	Share Repurchase Program

Pursuant to a Board of Directors’ resolution on March 15, 2011, the Group’s management is authorized to repurchase up to US$5 million of the Company’s ADSs. For the year ended December 31, 2011, the Company repurchased of 4,856,472 ordinary shares (607,059 ADSs) under this plan for a consideration of RMB16,962,270 (US$2,695,033).

(x)	Comprehensive Income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. The Group did not have any other component of comprehensive income except for net income (loss) for the years ended December 31, 2009, 2010 and 2011.

(y)	Segment Reporting

The Group follows ASC 280 “Segment Reporting” for its segment reporting.

The Group operates and manages its business as a single segment as the Group’s chief operating officer relies upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Group. As the Group’s long-lived assets are all located in the PRC and revenues are all derived from the PRC, no geographical segments are presented.

(z)	Employee Benefit

The full-time employees of the Company’s PRC subsidiaries are entitled to staff welfare benefits including medical care, housing fund, unemployment insurance and pension benefits. These entities are required to accrue for these benefits based on certain percentages of the employees’ salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make contributions to the state-sponsored plans out of the amounts accrued. The total amounts for such employee benefits, which were expensed as incurred, were RMB4,450,133, RMB4,637,581 and RMB5,048,285 (US$802,092) for the years ended December 31, 2009, 2010 and 2011, respectively.

(aa)	Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (“ASU 2011-04”), “Fair Value Measurement” (“ASC 820”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Group will adopt ASU 2011-04 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), “Comprehensive Income (Topic 220), Presentation of Comprehensive Income”, which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU No. 2011-12 (“AUS 2011-12”), “Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.” This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Group will adopt ASU 2011-05 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.